CONVERTIBLE DEBT (Details 1) - Unsecured Convertible Promissory Notes [Member] $ in Thousands	1 Months Ended
Oct. 31, 2015 USD ($)
Convertible Notes [Roll Forward]
Face value of Notes on closing	$ 800
Less:
Transaction costs	(47)
Conversion component	(360)
Convertible notes, opening balance	$ 393